PRINCIPAL ACCOUNTING POLICIES - Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Financial information of the Group's VIEs
Total assets	¥ 15,675,680		¥ 14,289,542		$ 2,402,403
Total liabilities	3,087,453		3,098,532		$ 473,173
Net income (loss)	1,071,428	$ 164,203	526,202	¥ 1,244,441
Net cash provided by (used in) operating activities	1,405,307	215,373	1,761,773	1,792,942
Net cash used in investing activities	(604,885)	(92,703)	(1,678,532)	(2,280,197)
Net cash provided by financing activities	161,133	24,695	281,376	145,121
Net increase (decrease) in cash	933,883	143,124	386,952	(318,604)
Cash and restricted cash, beginning of year	2,361,073	361,850	1,974,121	2,292,725
Cash and restricted cash, end of year	3,294,956	$ 504,974	2,361,073	1,974,121
VIE's
Financial information of the Group's VIEs
Total assets	504,043		478,635
Total liabilities	293,335		205,580
Total revenues	211,718		180,749	161,816
Net income (loss)	(85,729)		(33,419)	18,406
Net cash provided by (used in) operating activities	(8,700)		(24,841)	5,855
Net cash used in investing activities	(17,500)		(22,232)	(83,936)
Net cash provided by financing activities			25,000	157,000
Net increase (decrease) in cash	(26,200)		(22,073)	78,919
Cash and restricted cash, beginning of year	64,728		86,801	7,882
Cash and restricted cash, end of year	¥ 38,528		¥ 64,728	¥ 86,801